Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Changes in Valuation and Qualifying Accounts
The following table presents the changes in our valuation and qualifying accounts:

	Balance, beginning of year	Charges to earnings	Charges to other accounts	Deductions	Balance, end of year
2018
Allowance for credit expected losses	3,164	1,062	(1,098)	(1,063)	2,065
2019
Allowance for credit expected losses	2,065	4,294	(104)	(3,050)	3,205
2020
Allowance for credit expected losses	3,205	12,270	2,689	(7,369)	10,795